SCHEDULE OF ANTIDILUTIVE COMMON STOCK EQUIVALENTS (Details) - shares	9 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	511,950	557,450	557,450	189,450
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	88,000	132,000	132,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	29,336	29,336	29,336	29,336